Debt and Capital Lease Obligations Debt and Capital Lease Obligations, Other Debt Disclosures and Capitalized Interest (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 01, 2016	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Line of Credit Facility [Line Items]
Borrowings under the Revolver			$ 200,000,000	[1]	$ 0	[2]	$ 0	[2]
Principal Payments Due on Debt
2020			545,000,000
Total debt			545,000,000
Capitalized Interest (Textual)
Interest costs incurred, capitalized			$ 31,000,000		0		0
Line of Credit [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowings under the Revolver		$ 200,000,000			$ 0		$ 0
Line of Credit [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowings under the Revolver	$ 139,000,000

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.